Expense Example - Tweedy, Browne International Insider + Value ETF - Tweedy, Browne International Insider + Value ETF Shares	Aug. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 255